Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 13, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ACE Consulting Management, Inc.
Entity Central Index Key	0001265848
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		32,574,360